REVENUES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue [Abstract]
Deferred revenue	$ 4,261	$ 36,541
Remaining performance obligations	$ 32,280
Remaining performance obligations percentage	35.00%